Other Current Financial Assets (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Other current Financial Assets [Abstract]
Schedule of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 18 — Fair value measurement for a breakdown of other current financial assets by fair value level):

(€ thousands)	At June 30, 2024	At December 31, 2023
Securities	93,666	85,320
Guarantee deposits	5,524	5,431
Financial receivables	261	166
Total other current financial assets	99,451	90,917
The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2023	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At June 30, 2024
Fair value through profit or loss (FVPL)
Private equity	22,399	824	(2,215)	513	35	428	21,984
Money market funds	2,093	13,586	(744)	10	33	36	15,014
Real estate funds	12,146	—	(2,388)	128	61	157	10,104
Hedge funds	8,995	—	(20)	961	1	43	9,980
Private debt	10,106	—	(60)	(237)	—	—	9,809
Equity	1,141	1,986	—	160	—	—	3,287
Total FVPL	56,880	16,396	(5,427)	1,535	130	664	70,178

Fair value through other comprehensive income (FVOCI)
Fixed income	11,748	3,447	—	64	—	—	15,259
Floating income	16,692	1,508	(10,000)	46	(17)	—	8,229
Total FVOCI	28,440	4,955	(10,000)	110	(17)	—	23,488

Total securities	85,320	21,351	(15,427)	1,645	113	664	93,666